OTHER INCOME AND EXPENSES AND LOSSES PER SHARE - Schedule of finance costs (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Contractual coupons on loans and borrowings	₫ 17,329,093	$ 689,824,967	₫ 15,661,165	₫ 10,129,306
Change in amortized costs of financial instruments measured at amortized cost	3,264,743	129,960,710	2,893,999	3,189,365
Others	1,720,671	68,495,323	552,986	463,434
Total	₫ 22,314,507	$ 888,281,000	₫ 19,108,150	₫ 13,782,105	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control